Note 14 - Stockholders' Equity - Summary of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding, number of options (in shares)	4,925,004	5,050,000	550,000
Outstanding, weighted average exercise price (in dollars per share)	$ 0.13	$ 0.13	$ 0.27
Outstanding, weighted average life (Year)	7 years 270 days	8 years 87 days	9 years 87 days	9 years 83 days
Outstanding, intrinsic value of options
Granted, number of options (in shares)			4,500,000
Granted, weighted average exercise price (in dollars per share)			$ 0.11
Granted, intrinsic value of options (in dollars per share)
Exercised, number of options (in shares)
Exercised, weighted average exercise price (in dollars per share)
Exercised, intrinsic value of options
Expired/Cancelled, number of options (in shares)		(124,996)
Expired/Cancelled, weighted average exercise price (in dollars per share)		$ 0.11
Expired/Cancelled, weighted average life (Year)		8 years 175 days
Expired/Cancelled, intrinsic value of options (in dollars per share)
Outstanding, number of options (in shares)	4,925,004	4,925,004	5,050,000	550,000
Outstanding, weighted average exercise price (in dollars per share)	$ 0.13	$ 0.13	$ 0.13	$ 0.27
Exercisable, number of options (in shares)	3,862,504	3,154,171
Exercisable, weighted average exercise price (in dollars per share)	$ 0.13	$ 0.14
Exercisable, weighted average life (Year)	7 years 175 days	7 years 317 days
Exercisable, intrinsic value of options